Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment Information
28.	Segment Information
(a)	Description of segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

Effective in the fourth quarter of 2021, the Group changed its segment disclosure to separately report the results of Cloud Music. Effective in the second quarter of 2022, the Company renamed its “online game services” segment as “games and related value-added services,” and transferred certain business lines that are related or ancillary to its games from “innovative businesses and others” to “games and related value-added services,” including the NetEase CC live streaming service and other value-added services. As a result, the Group now reports segments as games and related value-added services, Youdao, Cloud Music and innovative businesses and others. This change in segment reporting aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of reporting segments. This change in segment presentation does not affect consolidated balance sheets, consolidated statements of operations and comprehensive income or consolidated statements of cash flows. The Group retrospectively recast prior years segment information, to conform to current year presentation.

(b)	Segment data

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2021, 2022 and 2023. The Group does not allocate any operating costs or assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments. There was no significant transaction between reportable segments for the years ended December 31, 2021, 2022 and 2023 (in thousands).

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues:
Games and related value-added services	67,819,288	74,566,471	81,565,449
Youdao	5,354,357	5,013,182	5,389,208
Cloud Music	6,997,622	8,992,221	7,866,992
Innovative businesses and others	7,434,759	7,923,935	8,646,510
Total net revenues	87,606,026	96,495,809	103,468,159

Cost of revenues:
Games and related value-added services	(26,007,412)	(27,784,419)	(25,938,865)
Youdao	(2,448,146)	(2,430,738)	(2,621,746)
Cloud Music	(6,854,948)	(7,699,103)	(5,764,322)
Innovative businesses and others	(5,324,719)	(5,815,423)	(6,079,832)
Total cost of revenues	(40,635,225)	(43,729,683)	(40,404,765)

Gross profit:
Games and related value-added services	41,811,876	46,782,052	55,626,584
Youdao	2,906,211	2,582,444	2,767,462
Cloud Music	142,674	1,293,118	2,102,670
Innovative businesses and others	2,110,040	2,108,512	2,566,678
Total gross profit	46,970,801	52,766,126	63,063,394

The following table set forth the disaggregation of net revenues by timing of revenue recognition for the years ended December 31, 2021, 2022 and 2023 (in thousands):

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
A point in time	19,581,668	23,322,675	27,140,994
Over time	68,024,358	73,173,134	76,327,165
Total Net revenue	87,606,026	96,495,809	103,468,159

The following table presents the total depreciation expenses of property and equipment recorded under cost of revenues by segment for the years ended December 31, 2021, 2022 and 2023 (in thousands):

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Games and related value-added services	278,780	339,300	223,156
Youdao	9,330	11,610	9,275
Cloud Music	3,827	6,044	2,452
Innovative businesses and others	114,442	129,693	60,126
Total depreciation expenses of property and equipment	406,379	486,647	295,009

As substantially all of the Group’s long-lived assets are located in the PRC and substantially all of the Group’s revenue of reportable segments are derived from China based on the geographical locations where services and products are provided to customers, no geographical information is presented.